Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Detail) - CAD ($) $ in Millions		Jan. 31, 2022	Oct. 31, 2021
Assets:
Precious metals		$ 527	$ 755
Trading assets
Loans		8,494	8,113
Securities		143,021	137,148
Other		1,432	1,051
Derivative financial instruments
Derivative Financial Assets		40,655	42,302
Liabilities:
Deposits		851,045	797,259
Financial liabilities designated at fair value through profit or loss		23,979	22,493
Obligations related to securities sold short		46,133	40,954
Derivative financial instruments
Derivative Financial Liabilities		39,697	42,203
Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	527	755
Trading assets
Assets		152,947	146,312
Investment securities
Investment securities	[2]	64,123	57,042
Derivative financial instruments
Derivative Financial Assets		40,655	42,302
Liabilities:
Deposits		174	175
Financial liabilities designated at fair value through profit or loss		23,979	22,493
Obligations related to securities sold short		46,133	40,954
Derivative financial instruments
Derivative Financial Liabilities		39,697	42,203
Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,494	8,113
Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		9,854	13,114
Investment securities
Investment securities	[2]	8,404	5,804
Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		8,974	9,854
Investment securities
Investment securities	[2]	5,343	5,155
Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		9,649	6,823
Investment securities
Investment securities	[2]	16,163	13,637
Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,218	9,688
Investment securities
Investment securities	[2]	28,169	26,689
Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		11,722	11,820
Investment securities
Investment securities	[2]	1,201	1,356
Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		94,604	85,849
Investment securities
Investment securities	[2]	4,843	4,401
Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,432	1,051
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12,570	13,125
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		16,833	18,293
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		4,318	3,718
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		342	245
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,592	6,921
Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,511	13,163
Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,374	18,171
Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,437	5,050
Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26	30
Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,349	5,789
Level 1 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		116,930	110,000
Investment securities
Investment securities	[2]	22,632	17,480
Derivative financial instruments
Derivative Financial Assets		334	184
Liabilities:
Obligations related to securities sold short		38,114	35,487
Derivative financial instruments
Derivative Financial Liabilities		364	307
Level 1 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		6,228	9,272
Investment securities
Investment securities	[2]	3,992	1,125
Level 1 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		3,935	5,556
Investment securities
Investment securities	[2]	1,336	1,937
Level 1 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		9,601	6,760
Investment securities
Investment securities	[2]	13,925	11,462
Level 1 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		159	129
Investment securities
Investment securities	[2]	153	67
Level 1 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2,529	2,595
Investment securities
Investment securities	[2]	69	10
Level 1 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		94,478	85,688
Investment securities
Investment securities	[2]	3,157	2,879
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		334	184
Level 1 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		364	307
Level 2 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Assets:
Precious metals	[1]	527	755
Trading assets
Assets		36,012	36,271
Investment securities
Investment securities	[2]	39,996	38,214
Derivative financial instruments
Derivative Financial Assets		40,292	42,096
Liabilities:
Deposits		174	175
Financial liabilities designated at fair value through profit or loss		23,842	22,354
Obligations related to securities sold short		8,017	5,467
Derivative financial instruments
Derivative Financial Liabilities		39,304	41,875
Level 2 [member] | Recurring fair value measurement [member] | Trading loans [member] | IFRS9 [member]
Trading assets
Loans		8,494	8,113
Level 2 [member] | Recurring fair value measurement [member] | Canadian federal government and government guaranteed debt [member] | IFRS9 [member]
Trading assets
Securities		3,626	3,842
Investment securities
Investment securities	[2]	4,412	4,679
Level 2 [member] | Recurring fair value measurement [member] | Canadian provincial and municipal debt [member] | IFRS9 [member]
Trading assets
Securities		5,039	4,298
Investment securities
Investment securities	[2]	4,007	3,218
Level 2 [member] | Recurring fair value measurement [member] | U.S. treasury and other U.S. agency debt [member] | IFRS9 [member]
Trading assets
Securities		48	63
Investment securities
Investment securities	[2]	2,238	2,175
Level 2 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Trading assets
Securities		8,059	9,559
Investment securities
Investment securities	[2]	27,998	26,605
Level 2 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		9,191	9,185
Investment securities
Investment securities	[2]	1,108	1,319
Level 2 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		123	160
Investment securities
Investment securities	[2]	233	218
Level 2 [member] | Recurring fair value measurement [member] | Other trading assets [member] | IFRS9 [member]
Trading assets
Other		1,432	1,051
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		12,568	13,124
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		16,833	18,293
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		3,964	3,513
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		342	245
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		6,585	6,921
Level 2 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		13,494	13,148
Level 2 [member] | Recurring fair value measurement [member] | Foreign exchange and gold contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17,374	18,171
Level 2 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		3,069	4,737
Level 2 [member] | Recurring fair value measurement [member] | Credit contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		26	30
Level 2 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		5,341	5,789
Level 3 [member] | Recurring fair value measurement [member] | IFRS9 [member]
Trading assets
Assets		5	41
Investment securities
Investment securities	[2]	1,495	1,348
Derivative financial instruments
Derivative Financial Assets		29	22
Liabilities:
Financial liabilities designated at fair value through profit or loss		137	139
Obligations related to securities sold short		2
Derivative financial instruments
Derivative Financial Liabilities		29	21
Level 3 [member] | Recurring fair value measurement [member] | Other foreign governments debt [member] | IFRS9 [member]
Investment securities
Investment securities	[2]	18	17
Level 3 [member] | Recurring fair value measurement [member] | Corporate and other debt [member] | IFRS9 [member]
Trading assets
Securities		2	40
Investment securities
Investment securities	[2]	24	27
Level 3 [member] | Recurring fair value measurement [member] | Equity securities [member] | IFRS9 [member]
Trading assets
Securities		3	1
Investment securities
Investment securities	[2]	1,453	1,304
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		2	1
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		20	21
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Assets		7
Level 3 [member] | Recurring fair value measurement [member] | Interest rate contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		17	15
Level 3 [member] | Recurring fair value measurement [member] | Equity contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		4	$ 6
Level 3 [member] | Recurring fair value measurement [member] | Commodity Contracts [member] | IFRS9 [member]
Derivative financial instruments
Derivative Financial Liabilities		$ 8

[1]	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
[2]	Excludes debt investment securities measured at amortized cost of $17,576 (October 31, 2021 – $18,157).